Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/17/2013
2	Payment Date					1/22/2013
3	Collection Period				12/2/2012	12/29/2012	28
4	Monthly Interest Period- Actual				12/20/2012	1/21/2013	33
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	127,370,211.58	—	30,886,158.83	96,484,052.75	0.2680113
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$554,370,211.58	$—	$30,886,158.83	$523,484,052.75

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$768,657,828.44			$737,771,669.61

13	NPV Lease Payments Receivable	512,808,838.38	214,414,526.21			197,256,834.12
14	NPV Base Residual	677,677,921.98	554,243,302.23			540,514,835.49

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	—	—	—	—
16	Class A-2 Notes		1.00000%	106,141.84	0.2948385	30,992,300.67	86.0897241
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			547,708.51		31,433,867.34

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						14,984,572.05
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						17,935,304.86
22	Sales Proceeds - Scheduled Terminations						3,920,975.67
23	Security Deposits for Terminated Accounts						8,700.00
24	Excess Wear and Tear Received						32,156.70
25	Excess Mileage Charges Received						45,300.55
26	Other Recoveries Received						43,804.55

27	Subtotal: Total Collections						36,970,814.38

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						7,280.88

31	Total Available Funds, prior to Servicer Advances						36,978,095.26

32	Servicer Advance						—

33	Total Available Funds						36,978,095.26

34	Reserve Account Draw						—

35	Available for Distribution						36,978,095.26

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						640,548.19
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						547,708.51
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					35,784,838.56
49	Regular Principal Distribution Amount					30,886,158.83
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						30,886,158.83
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						4,898,679.73

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		554,370,211.58
55	Less: Aggregate Securitization Value (End of Collection Period)		(737,771,669.61)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		554,370,211.58
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(523,484,052.75)

61	Regular Principal Distribution Amount		30,886,158.83

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		737,771,669.61
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

65	Targeted Note Balance		523,484,052.75

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		36,978,095.26
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		640,548.19
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		547,708.51
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		35,784,838.56
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		35,784,838.56

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,433.80
85	Initial Reserve Account Balance		5,952,433.80
86	Beginning Reserve Account Balance		5,952,433.80
87	Plus: Net Investment Income for the Collection Period		737.15

88	Subtotal: Reserve Fund Available for Distribution		5,953,170.95
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,953,170.95
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		737.15

93	Equals: Ending Reserve Account Balance		5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	221	3,720,030.86
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(3,923,875.67)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(105.00)
99	Less: Excess Wear and Tear Received		(32,156.70)
100	Less: Excess Mileage Received		(45,300.55)

101	Current Period Net Residual Losses/(Gains)	221	(281,407.06)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	2,451	(3,271,274.08)
104	Current Period Net Residual Losses (Item 101)	221	(281,407.06)

105	Ending Cumulative Net Residual Losses	2,672	(3,552,681.14)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.30%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,190,486,760	737,771,670
109	Aggregate Base Residual Value			797,991,518	588,551,809
110	Number of Current Contracts			50,109	36,605
111	Weighted Average Lease Rate			3.10%	3.00%
112	Average Remaining Term			27.5	13.2
113	Average Original Term			39.1	39.0
114	Proportion of Base Prepayment Assumption Realized				153.42%
115	Actual Monthly Prepayment Speed				1.40%
116	Turn-in Ratio on Scheduled Terminations				90.05%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		37,746	826,982,793	768,657,828
118	Depreciation/Payments			(13,515,233)	(10,198,694)
119	Gross Credit Losses		(23)	(407,998)	(419,545)
120	Early Terminations - Regular		(897)	(17,600,036)	(16,547,889)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	3,537,595	(199)	(3,524,454)	(3,349,568)
123	Scheduled Terminations - Purchased	386,281	(22)	(386,184)	(370,463)

124	Pool Balance - End of Period		36,605	791,548,888	737,771,670

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
126	Current		36,160	728,936,908	98.80%
127	31 - 90 Days Delinquent		380	7,564,067	1.03%
128	91+ Days Delinquent		65	1,270,694	0.17%

129	Total		36,605	737,771,670	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			23	419,545
132	Aggregate Liquidation Proceeds on charged-off units				(296,251)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(19,253)

136	Current Period Aggregate Net Credit Losses/(Gains)			23	104,040

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			265	1,790,000
139	Current Period Net Credit Losses (Item 136)			23	104,040

140	Ending Cumulative Net Credit Losses			288	1,894,040

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.16%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				119
144	61 - 120 Days since Contract Maturity				13
145	121+ Days since Contract Maturity				5

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
2/20/2013	13,618,979
3/20/2013	20,196,060
4/20/2013	26,569,833
5/20/2013	30,837,240
6/20/2013	26,782,722
7/20/2013	28,339,932
8/20/2013	29,061,078
9/20/2013	30,152,475
10/20/2013	34,710,039
11/20/2013	33,342,450
12/20/2013	35,682,001
1/20/2014	35,079,762
2/20/2014	38,809,581
3/20/2014	33,869,030
4/20/2014	32,711,092
5/20/2014	29,972,651
6/20/2014	30,663,150
7/20/2014	32,061,703
8/20/2014	29,911,562
9/20/2014	16,812,018
10/20/2014	19,842,143
11/20/2014	18,933,591
12/20/2014	24,001,790
1/20/2015	25,561,797
2/20/2015	8,442,331
3/20/2015	7,536,237
4/20/2015	8,072,998
5/20/2015	4,646,873
6/20/2015	5,665,146
7/20/2015	5,875,947
8/20/2015	5,678,759
9/20/2015	6,639,764
10/20/2015	6,079,311
11/20/2015	1,581,116
12/20/2015	15,204
1/20/2016	14,760
2/20/2016	545
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—

Total:	737,771,670

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month